Capital Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Capital commitments [abstract]
Capital commitments

13.	Capital commitments

Capital expenditures contracted for at the reporting dates but not recognized in the financial statements are as follows:

	30/06/2018	30/06/2019
	US$’000	US$’000

Office building	444	-
Property and equipment	309	304

35	Commitments and contingencies

a)	Capital commitments

Capital expenditures contracted for at the reporting date but not recognized in the financial statements are as follows:

	31/12/2017	31/12/2018
	US$'000	US$'000
Office building	783	374
Property and equipment	306	301

b)	Operating lease commitments — Group as lessee

The Group has entered into commercial leases on certain motor vehicles and items of machinery. These leases run for a period of three to five years with no renewal option included in the contracts. There are no restrictions placed upon the Group by entering into these leases.

Future minimum rentals payable under non–cancellable operating leases as at 31 December are as follows:

	31/12/2017	31/12/2018
	US$'000	US$'000
Within one year	1,080	738
After one year but not more than five years	768	228
	1,848	966

The minimum lease payments recognized as an expense in the years ended 31 December 2018, 31 December 2017 amounted to US$1,407,000 and US$1,605,000 respectively.

c)	Operating lease commitments — Group as lessor

The Group has entered into commercial leases on certain floors of its building. These non-cancellable leases have remaining lease terms of between two to three years. All leases include a clause to enable upward revision of the rental charge on second year of the lease term based on pre-agreed rates and an option of the lessee to extend the lease term for a further two years.

Future minimum rentals receivable under non–cancellable operating leases as at 31 December are as follows:

	31/12/2017	31/12/2018
	US$'000	US$'000
Within one year	308	566
After one year but not more than five years	515	594
	823	1,160

d)	Finance lease commitment — Group as lessee

The Group acquired a motor vehicle and office equipment under finance lease arrangements. The Group's obligation under finance lease for the motor vehicle is secured by the lessor's title to the leased asset. Future minimum lease payments under finance leases together with the present value of the net minimum lease payments are, as follows:

	31/12/2017			31/12/2018
	Minimum payments	Interest	Present value of payments	Minimum payments	Interest	Present value of payments
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Within one year	56	(7)	49	55	(2)	53
After one year but not more than five years	62	(4)	58	4	—	4
	118	(11)	107	59	(2)	57